INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2012	2011

Raw materials, parts and supplies	$8,552	$11,172
Work in progress	1,404	1,267
Finished products	15,017	19,494

	$24,973	$31,933